Schedule of trade and other payables (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade And Other Payables
Trade payables	€ 2,448	€ 2,838
Amounts owed to related parties	5,459	5,086
Lease liability – current	125	75
Payroll taxes	218	134
Other payables	1,882	1,000
Trade and other payable	€ 10,132	€ 9,133